Pensions and other post-retirement benefit obligations (Tables)	6 Months Ended
Sep. 30, 2022
Employee Benefits [Abstract]
Schedule of defined benefit plan recognised in balance sheet

	30 September 2022	31 March 2022
	£m	£m
Present value of funded obligations	(18,804)	(23,541)
Fair value of plan assets	21,822	27,013
	3,018	3,472
Present value of unfunded obligations	(304)	(326)
Other post-employment liabilities	(79)	(71)
Net defined benefit asset	2,635	3,075
Presented in consolidated statement of financial position:
Assets	3,443	3,885
Liabilities	(808)	(810)
	2,635	3,075

Schedule of key actuarial assumptions

Key actuarial assumptions	30 September 2022	31 March 2022
Discount rate – UK past service	5.35%	2.78%
Discount rate – US	5.35%	3.65%
Rate of increase in RPI – UK past service	3.50%	3.60%